Due From/(To) Related Parties - Schedule of Major Related Party Transactions (Details) - Mr. Joseph Shu Sang Law [Member]	6 Months Ended
Dec. 31, 2024 USD ($)
Due From/(To) Related Parties - Schedule of Major Related Party Transactions (Details) [Line Items]
Balance	$ 402,202
Loan borrowed from related party	50,859
Repayment of loan to related party	(370,541)
Exchange rate translation difference	3,047
Balance	$ 85,567